Operating segments - Summary of underlying earnings within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Underlying earnings	$ 8,808	$ 8,627	$ 5,100
– attributable to owners of Rio Tinto (net earnings)	13,638	8,762	4,617
Items excluded from underlying earnings	4,830	135	(483)
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	9,825	9,642	6,064
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	6,514	6,692	4,611
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	1,347	1,583	947
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Underlying earnings	1,054	263	(18)
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	1,012	1,242	612
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	(102)	(138)	(88)
Central Pension Costs, Share-Based Payments & Insurance [Member]
Disclosure of operating segments [Line Items]
– attributable to owners of Rio Tinto (net earnings)	(90)	(48)	(24)
Restructuring, Project and One-Off Costs [Member]
Disclosure of operating segments [Line Items]
– attributable to owners of Rio Tinto (net earnings)	(190)	(124)	(9)
Exploration and evaluation not attributed to product groups [Member]
Disclosure of operating segments [Line Items]
– attributable to owners of Rio Tinto (net earnings)	(193)	(178)	(147)
Central Costs [Member]
Disclosure of operating segments [Line Items]
– attributable to owners of Rio Tinto (net earnings)	(410)	(311)	(208)
Finance costs [Member]
Disclosure of operating segments [Line Items]
– attributable to owners of Rio Tinto (net earnings)	(134)	(354)	(576)
Underlying earnings [member]
Disclosure of operating segments [Line Items]
– attributable to owners of Rio Tinto (net earnings)	$ 8,808	$ 8,627	$ 5,100